UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549


                     FORM N-PX

        ANNUAL REPORT OF PROXY VOTING RECORD OF
       REGISTERED MANAGEMENT INVESTMENT COMPANY


      Investment Company Act File Number 811-07599

              DOMINI INSTITUTIONAL TRUST
    (Exact Name of Registrant as Specified in Charter)

     536 Broadway, 7th Floor, New York, New York 10012
         (Address of Principal Executive Offices)


                 Amy Domini Thornton
            Domini Social Investments LLC
                536 Broadway, 7th Floor
               New York, New York 10012
          (Name and Address of Agent for Service)


  Registrant's Telephone Number, including Area Code: 212-217-1100

             Date of Fiscal Year End: July 31

   Date of Reporting Period: July 1, 2008 to November 28, 2008
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Item 1. 	Proxy Voting Record.

On November 28, 2008, the shares of the Domini Institutional Social Equity Fund, the sole series of the registrant, were merged into newly created Institutional Class shares of the Domini Social Equity Fund, a series of the Domini Social Investment Trust. The registrant did not hold any voting securities after the close of business on November 28, 2008, and therefore has no proxy votes to report for periods subsequent to that date.

Prior to November 29, 2008, the Domini Institutional Social Equity Fund was a "feeder fund" that invested its assets in the Domini Social Equity Trust, a series of the Domini Social Trust. For the proxy voting record of the Domini Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on February 2, 2009, for Domini Social Trust (Investment Company Act File Number: 811-05824; CIK Number: 0000851681).

SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By: /s/ Amy L. Thornton
        Amy L. Thornton
        President (Principal Executive Officer)

Date: February 2, 2009